UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Feinberg
Title:     President
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Mark Merritt     Greenwich, CT     May 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $752,591,901 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108  3998550    95000 SH       SOLE                    95000        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 47786430   805842 SH       SOLE                   805842        0        0
ANTIGENICS INC DEL             COM              037032109   770738   326584 SH       SOLE                   326584        0        0
BIOGEN IDEC INC                COM              09062X103  2423244    39281 SH       SOLE                    39281        0        0
CELGENE CORP                   COM              151020104 20006159   326418 SH       SOLE                   326418        0        0
CEPHALON INC                   COM              156708109 19320000   300000 SH       SOLE                   300000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108  3357000   100000 SH       SOLE                   100000        0        0
ELAN PLC                       ADR              284131208116317946  5576124 SH       SOLE                  5576124        0        0
EXPRESS SCRIPTS INC            COM              302182100 18956004   294714 SH       SOLE                   294714        0        0
GENENTECH INC                  COM NEW          368710406 42051240   518000 SH       SOLE                   518000        0        0
GILEAD SCIENCES INC            COM              375558103 21172956   410886 SH       SOLE                   410886        0        0
GTX INC DEL                    COM              40052B108 49862649  3100911 SH       SOLE                  3100911        0        0
HIGHLANDS ACQUISITION CORP     COM              430880104   225000   500000 SH       SOLE                   500000        0        0
HLTH CORPORATION               COM              40422Y101 60964979  6390459 SH       SOLE                  6390459        0        0
IMMUCOR INC                    COM              452526106  2112660    99000 SH       SOLE                    99000        0        0
INCYTE CORP                    COM              45337C102  1051000   100000 SH       SOLE                   100000        0        0
MANNKIND CORP                  COM              56400P201  4477662   823375 SH       SOLE                   823375        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102  4379000   100000 SH       SOLE                   100000        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 10780275   547500 SH       SOLE                   547500        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 37623286  1296014 SH       SOLE                  1296014        0        0
PAR PHARMACEUTICAL COS INC     COM              69888P106  3443220   198000 SH       SOLE                   198000        0        0
QUIDEL CORP                    COM              74838J101 40247757  2506087 SH       SOLE                  2506087        0        0
REGENERON PHARMACEUTICALS      COM              75886F107  1821131    94900 SH       SOLE                    94900        0        0
SHIRE PLC                      SPONSORED ADR    82481R106 17359020   299500 SH       SOLE                   299500        0        0
TENET HEALTHCARE CORP          COM              88033G100 69664995 12308303 SH       SOLE                 12308303        0        0
THIRD WAVE TECHNOLOGIES INC    COM              88428W108  3310091   359012 SH       SOLE                   359012        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209 17853484  1608417 SH       SOLE                  1608417        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102 18260321   210615 SH       SOLE                   210615        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100 13227874   246375 SH       SOLE                   246375        0        0
VCA ANTECH INC                 COM              918194101 15889967   580986 SH       SOLE                   580986        0        0
WEBMD HEALTH CORP              CL A             94770V102  2140415    90811 SH       SOLE                    90811        0        0
WYETH                          COM              983024100 81736848  1957300 SH       SOLE                  1957300        0        0